Net other non-operating income (Tables)	12 Months Ended
Dec. 31, 2019
Net other non-operating income [Abstract]
Net other non-operating income

Other non-operating income and other non-operating expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Other non-operating income
Gain on disposal of assets:
Property and equipment (*)	~~W~~	5,278	12,611	1,452
Investment property		219	4,783	12,640
Assets held for sale		22,748	—	—
Lease assets		605	1,153	1,681
Right-of-use assets		—	—	1,112
Others		125	—	407

		28,975	18,547	17,292

Gain on disposal of Investments in associates		8,891	17,427	3,461
Others:
Rental income on investment property		33,023	32,488	43,777
Reversal of impairment losses on intangible asset		91	62	438
Gain from assets contributed		1,067	77	86
Others		67,535	49,276	82,879

		101,716	81,903	127,180

		139,582	117,877	147,933

Other non-operating expense
Loss on disposal of assets:
Property and equipment (*)		(2,642)	(3,082)	(870)
Investment property		(1,627)	(2,958)	—
Lease assets		(1,282)	(3,964)	(3,221)
Right-of-use assets		—	—	(306)
Others		(149)	(3)	—

		(5,700)	(10,007)	(4,397)

Loss on disposal of investments in associates		(1,332)	(11,546)	(3,974)
Impairment loss on investments in associates		(144)	(5,849)	—

		(1,476)	(17,395)	(3,974)

Others:
Donations		(140,243)	(88,650)	(94,937)
Depreciation of investment properties		(16,095)	(16,917)	(17,565)
Impaired loss on property and equipment		(16)	—	—
Impaired loss on intangible assets		(271)	(771)	(152,081)
Write-off of intangible assets		(1,210)	(1,537)	(9,221)
Collecting of written-off expenses		(7,162)	(6,048)	(7,322)
Others		(20,220)	(26,844)	(46,465)

		(185,217)	(140,767)	(327,591)

		(192,393)	(168,169)	(335,962)

Net other non-operating income (loss)	~~W~~	(52,811)	(50,292)	(188,029)

(*)

Gains or losses on sale and leaseback transactions are included in gains or losses on disposal of property and equipment respectively, and there are no gains or losses recognized on sale and leaseback transactions for the year ended December 31, 2019